Alger Mid Cap Focus Fund Average Annual Total Returns - Class Y Shares [Member]		12 Months Ended	21 Months Ended	24 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	72 Months Ended	106 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%				6.57%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	19.32%	17.88%	11.11%	14.52%	14.42%	14.96%	14.69%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		15.53%				2.50%
Performance Inception Date	Feb. 26, 2021
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.53%				1.68%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.19%				1.58%